CAPITAL STOCK - Additional Information (Detail) (USD $)	12 Months Ended			12 Months Ended				0 Months Ended				12 Months Ended			12 Months Ended
	Dec. 31, 2013	Mar. 31, 2014	Dec. 31, 2012	Dec. 31, 2013 Common Stock [Member]	Dec. 31, 2013 Series C Preferred Stock	Mar. 31, 2014 Series C Preferred Stock	Dec. 31, 2012 Series C Preferred Stock	Mar. 15, 2010 Series E Preferred Stock	Mar. 31, 2014 Series E Preferred Stock	Dec. 31, 2013 Series E Preferred Stock	Dec. 31, 2012 Series E Preferred Stock	Dec. 31, 2013 Series F Preferred Stock	Mar. 31, 2014 Series F Preferred Stock	Dec. 31, 2012 Series F Preferred Stock	Dec. 31, 2013 Series G Preferred Stock
Capital Stock [Line Items]
Preferred stock, dividend rate, per-dollar-amount					$ 0.65
Preferred stock, shares authorized										50,000		10,000			400,000
Preferred stock, par value					$ 1	$ 1	$ 1		$ 1	$ 1	$ 1	$ 1	$ 1	$ 1	$ 1.00
Preferred stock, value, outstanding												$ 10,000,000
Preferred stock conversion rate								10,000				120,000			250
Preferred stock stated value per share															$ 50
Preferred stock, dividend payment terms															The shares of G Preferred shall bear a 10% annual dividend, payable quarterly in kind based on the equivalent of 90% of the average of the last ten trading day closing price of the Common Stock prior to the dividend payment date.
Common stock, shares authorized	2,000,000,000	2,000,000,000	2,000,000,000	2,000,000,000
Common stock, par value	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Unrecognized compensation cost related to non-vested warrant	$ 43,125			$ 43,125
Employee service share-based compensation, nonvested awards, total compensation cost not yet recognized, period for recognition	2 years			2 years